COMMITMENTS AND CONTINGENCIES (Details)	1 Months Ended			12 Months Ended
	Aug. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Dec. 31, 2022 Milestone	Aug. 31, 2021 EUR (€)
Cleave Therapeutics, Inc
Number of milestones achieved				0
BioInvent International AB
Number of milestones achieved				0
Black Belt Therapeutics Ltd
Number of milestones achieved				0
Milestone payment	$ 305,000	$ 750,000	€ 250,000
Accrued milestone payment	$ 305,000				€ 250,000
Pharmathen Global BV
Number of milestone payments yet to be paid				1